Financial Instruments - Schedule of Lowest Level of Input that is Significant to the Fair Value Measurement (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Financial assets
Cash and cash equivalents	$ 421,989	$ 363,978	$ 152,942
Short-term investments	346	5,078
Financial liability
Derivative liabilities	63,048	50,768
Recurring fair value measurement [Member]
Financial assets
Short-term investments	346	5,078
Other investments	54,243	17,277
Financial liability
Derivative liabilities		50,768
Level 1 [Member] | Recurring fair value measurement [Member]
Financial assets
Short-term investments	346	5,078
Other investments	51,709	14,743
Level 2 [Member] | Recurring fair value measurement [Member]
Financial liability
Derivative liabilities		50,768
Level 3 [Member] | Recurring fair value measurement [Member]
Financial assets
Other investments	$ 2,534	$ 2,534